NET REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Other Revenues	$ 5,003	$ 6,291	$ 8,360
Revenue	64,359	6,291	8,360
Revenue from promotional services		3,100	3,700
Revenue from commercialization of products		$ 3,200	$ 4,700
Movantik
Revenues
Revenues	$ 59,356